Cash Flow Analysis - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	€ 8,390	€ 5,693	€ 1,602
Proceeds on loans, borrowings and promissory notes	4,844	10,332	8,784
Cancellation of debentures and bonds, and other debts	(6,687)	(6,873)	(3,805)
Repayments of loans, borrowings and promissory notes	(6,711)	(8,506)	(9,858)
Financed spectrum licenses payments	(329)	(198)	(121)
Payments to suppliers with extended payment terms	(717)	(1,758)	(5)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(1,046)	(1,956)	(126)
Syndicated facility due February 15, 2019
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	3,070	0
Notional amount	3,000
Repayments of loans, borrowings and promissory notes	0	(3,070)	0
Syndicated facility due February 19, 2022
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	2,060
Notional amount	2,500
Repayments of loans, borrowings and promissory notes	(550)	0	(1,560)
Syndicated facility due February 18, 2021
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	1,280	1,890
Notional amount	3,000
Repayments of loans, borrowings and promissory notes	0	(1,980)	(1,190)
Local market Debt Issued by Telefonica Germany GmbH & Co OHG
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	300
Structured financing
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	750	0	0
Syndicated loan of Telefonica Germany
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	650	0	0
Loans paid by GVT
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	(93)	(1,766)
Tranche A2
Disclosure of fair value measurement of equity [line items]
Notional amount	750
Repayments of loans, borrowings and promissory notes	(700)	0	0
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	3,444	5,982	4,534
Repayments of loans, borrowings and promissory notes	(5,461)	(3,363)	(5,342)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	3,517	4,900	1,467
Telefonica Participaciones Convertible Debentures
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	0	600	0
Telefonica Emisiones Shelf Program
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	3,335	0	0
Equity Instrument Mandatorily Convertible into Telecom Italia, S.p.A Shares
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	756	0	0
Other equity instruments
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds, and other debts	€ 782	€ 193	€ 135